OTHER OPERATING GAINS	12 Months Ended
Dec. 31, 2020
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
OTHER OPERATING GAINS

10.	OTHER OPERATING GAINS

(in thousands of $)	2020	2019	2018
Gain on settlement of claim	3,422	3,737	—
Other gains	353	628	—
Gain on sale of vessel	12,354	—	—
Gain on sale of subsidiary	6,928	—	—
Gain on termination of vessel leases	7,409	—	10,324
Loss on pool arrangements	(564)	(943)	(118)
	29,902	3,422	10,206

In the year ended December 31, 2018, the Company terminated the leases on six VLCCs, recognizing a gain of $10.3 million.

In the year ended December 31, 2020, the Company recorded a $3.4 million gain on settlement of a claim. In the year ended December 31, 2019, the Company recorded a $3.7 million insurance recovery for loss of hire insurance for Front Altair. A further $0.4 million (2019: $0.6 million) gain was recognized in the year ended December 31, 2020 in relation to the settlement of miscellaneous claims.

In the year ended December 31, 2020, the Company recorded a $0.6 million (2019: $1.5 million, 2018: $0.2 million) loss related to the pooling arrangement with SFL between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. A gain of $0.6 million was recorded in the year ended December 31, 2019 (2018: $0.1 million) related to other pooling arrangements.
In the year ended December 31, 2020, the Company agreed with SFL to terminate the long-term charter for the 2002-built VLCC Front Hakata upon the sale and delivery of the vessel by SFL to an unrelated third party. The Company received a compensation payment of $3.2 million from SFL for the termination of the current charter and recognized a gain on termination, including the compensation payment, of $7.4 million.

In the year ended December 31, 2020, the Company sold one VLCC previously recorded as an investment in finance lease at a purchase price of $25.5 million. The vessel was delivered to her buyers in June 2020 and the Company recorded a gain on sale of $12.4 million.

In the year ended December 31, 2020, the Company completed the sale of its 71.38% ownership interest in SeaTeam to OSM. GOGL, and the other owners of SeaTeam also sold their interests in SeaTeam to OSM. In connection with this transaction, the total consideration allocated to the Company amounted to $10.7 million, $5.4 million of which was received on October 20, 2020 upon the completion of the sale. The outstanding amount will be paid in two equal payments of $2.7 million on April 1, 2021 and on December 1, 2021. A gain from the sale of $6.9 million has been recorded in the year ended December 31, 2020.

Further information on the gain on termination of vessel leases can be found in Note 19.